Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock option activity

		Weighted	Weighted-
		Average Exercise	Averages Life	Aggregate
	Stock Options	Price	(Years)	Intrinsic Value
Balance as of December 31, 2021	5,031,310	$6.85	9.2 years	$120,491
Retroactive application of recapitalization	10,681,124	$(4.66)
Balance as of December 31, 2021	15,712,434	$2.19
Exercised	(194,977)	$0.54
Cancelled/Forfeited/Expired	(556,497)	$0.63
Balance as of March 31, 2022	14,960,960	$2.27	8.7 years	$472,858
Vested and exercisable as of March 31, 2022	4,549,923	$0.80	8.0 years	$150,512

Schedule of stock options valuation assumptions

Fair value of common stock	$6.11
Expected term (years)	5.3
Expected volatility	40.0%
Risk-free interest rate	0.7%
Expected dividend yield	0.0%

	2021	2020
Fair value of common stock	$8.80 – $21.29	$3.41 – $6.59
Expected term (years)	5.1 – 7.0	5.0 – 6.2
Expected volatility	40.0% – 41.4%	37.0% – 41.7%
Risk-free interest rate	0.7% –1.3%	0.3% – 0.8%
Expected dividend yield	0.0%	0.0%

Schedule of unvested stock options activity

	Number of	Carrying
	Shares	Value
Unvested as of December 31, 2019	86,032	$115
Exercised	1,375	$2
Repurchased	(42,073)	$(49)
Vested	(24,394)	$(32)
Unvested as of December 31, 2020	20,940	$36
Exercised	463,816	$917
Repurchased	(13,876)	$(23)
Vested	(88,841)	$(145)
Unvested as of December 31, 2021	382,039	$785

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of unvested stock options activity

		Weighted-
		average
	Number of	Grant Date
	Shares	Fair Value
Unvested balance as of December 31, 2019.	1,940,130	$1.21
Granted	—	$—
Vested	(541,704)	$1.69
Cancelled/Forfeited	—	$—
Unvested balance as of December 31, 2020.	1,398,426	$1.02
Granted	—	$—
Vested	(500,000)	$1.78
Cancelled/Forfeited	—	$—
Unvested balance as of December 31, 2021	898,426	$0.60

Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock option activity

			Weighted-	Aggregate
		Weighted-average	averages	Intrinsic
	Stock Options	Exercise Price	Life (Years)	Value
Balance as of December 31, 2019	1,081,579	$2.31	8.9	$2,817
Granted	3,251,443	$2.60
Exercised	(307,778)	$1.56
Cancelled/Forfeited/Expired	(816,181)	$2.03
Balance as of December 31, 2020	3,209,063	$1.57	9.1	$16,094
Granted	3,457,020	$9.37
Exercised	(1,247,236)	$1.68
Cancelled/Forfeited/Expired	(387,537)	$2.00
Balance as of December 31, 2021	5,031,310	$6.85	9.2	$120,491
Vested and exercisable as of December 31, 2021	1,284,624	$2.33	8.3	$36,579

Schedule of stock options valuation assumptions

Fair value of common stock	$19.07
Expected term (years)	5.3
Expected volatility	40.0%
Risk-free interest rate.	0.7%
Expected dividend yield	0.0%